Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	U.S. GoldMining Inc. [member] Issued capital [member]	U.S. GoldMining Inc. [member] Capital reserve [member]	U.S. GoldMining Inc. [member] Share issuance obligation [member]	U.S. GoldMining Inc. [member] Retained earnings [member]	U.S. GoldMining Inc. [member] Accumulated other comprehensive income [member]	U.S. GoldMining Inc. [member] Equity attributable to owners of parent [member]	U.S. GoldMining Inc. [member] Non-controlling interests [member]	U.S. GoldMining Inc. [member]	U.S. GoldMining ATM Program [member] Issued capital [member]	U.S. GoldMining ATM Program [member] Capital reserve [member]	U.S. GoldMining ATM Program [member] Share issuance obligation [member]	U.S. GoldMining ATM Program [member] Retained earnings [member]	U.S. GoldMining ATM Program [member] Accumulated other comprehensive income [member]	U.S. GoldMining ATM Program [member] Equity attributable to owners of parent [member]	U.S. GoldMining ATM Program [member] Non-controlling interests [member]	U.S. GoldMining ATM Program [member]	ATM program [member] Issued capital [member]	ATM program [member] Capital reserve [member]	ATM program [member] Share issuance obligation [member]	ATM program [member] Retained earnings [member]	ATM program [member] Accumulated other comprehensive income [member]	ATM program [member] Equity attributable to owners of parent [member]	ATM program [member] Non-controlling interests [member]	ATM program [member]	Issued capital [member]	Capital reserve [member]	Share issuance obligation [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance (in shares) at Nov. 30, 2022																									163,669,818
Balance at Nov. 30, 2022																									$ 150,879	$ 11,930	$ 0	$ 27,984	$ (55,702)	$ 135,091	$ 0	$ 135,091
Statement Line Items [Line Items]
Options exercised (in shares)																									2,371,493							2,371,493
Options exercised																									$ 2,993	(805)	0	0	0	2,188	0	$ 2,188
Restricted share rights vested (in shares)																									266,596
Restricted share rights vested																									$ 416	(416)	0	0	0	0	0	0
Net proceeds from Initial Public Offering	$ 0	$ 0	$ 0	$ 20,514	$ 0	$ 20,514	$ 3,596	$ 24,110
Restricted shares vested, warrants exercised, and open market shares purchases by GoldMining	0	0	0	25	0	25	1,181	1,206
Common shares issued for cash (in shares)																	16,950,153
Common shares issued for cash																	$ 22,769	$ 0	$ 0	$ 0	$ 0	$ 22,769	$ 0	$ 22,769
Agents' fees and issuance costs																	$ (569)	0	0	0	0	(569)	0	(569)
Share-based compensation																									0	2,784	0	414	0	3,198	89	3,287
Deferred tax benefits of share issuance costs																									96	0	0	0	0	96	0	96
Other comprehensive loss																									0	0	0	0	(25,308)	(25,308)	(8)	(25,316)
Profit (loss)																									$ 0	0	0	(28,761)	0	(28,761)	(1,688)	(30,449)
Balance (in shares) at Nov. 30, 2023																									183,258,060
Balance at Nov. 30, 2023																									$ 176,584	13,493	0	20,176	(81,010)	129,243	3,170	$ 132,413
Statement Line Items [Line Items]
Options exercised (in shares)																									271,189							271,189
Options exercised																									$ 1,001	(967)	0	0	0	34	0	$ 34
Restricted share rights vested (in shares)																									338,288
Restricted share rights vested	0	0	0	(43)	0	(43)	43	0																	$ 414	(505)	91	0	0	0	0	0
Common shares issued for cash (in shares)																	10,873,320
Common shares issued for cash									$ 0	$ 0	$ 0	$ 511	$ 0	$ 511	$ 145	$ 656	$ 13,114	0	0	0	0	13,114	0	13,114
Agents' fees and issuance costs									$ 0	$ 0	$ 0	$ (15)	$ 0	$ (15)	$ (4)	$ (19)	$ (328)	$ 0	$ 0	$ 0	$ 0	$ (328)	$ 0	$ (328)
Share-based compensation																									0	2,029	0	219	0	2,248	50	2,298
Other comprehensive loss																									0	0	0	0	(5,721)	(5,721)	55	(5,666)
Profit (loss)																									$ 0	0	0	(25,289)	0	(25,289)	(2,058)	(27,347)
Warrants exercised	$ 0	$ 0	$ 0	$ 5	$ 0	$ 5	$ 1	$ 6
Balance (in shares) at Nov. 30, 2024																									194,740,857
Balance at Nov. 30, 2024																									$ 190,785	$ 14,050	$ 91	$ (4,436)	$ (86,731)	$ 113,759	$ 1,402	$ 115,161